Financial Instrument Risk - Narrative (Details) £ in Millions	12 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity cycle	30 days
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge effectiveness percentage	100.00%
Currency risk | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	31.50%
Currency risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	35.60%
Percentage of entity's expenses	13.90%
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	22.80%
Percentage of entity's expenses	53.50%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase in interest expense	£ 3.5